Consolidating financial information - Cash flow statement (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Consolidating financial information
Net cash flows from operating activities	£ 9,798	£ 30,319
Net cash flows from investing activities	(3,769)	(6,319)
Net cash flows from financing activities	(2,307)	(4,814)
Effects of exchange rate changes on cash and cash equivalents	38	(64)
Net(decrease)/increase in cash and cash equivalents	3,760	19,122
Cash and cash equivalents at beginning of year	122,605	98,570
Cash and cash equivalents at end of year	£ 126,365	117,692
Trust preferred securities	100
Inter segment/consolidation adjustments
Consolidating financial information
Net cash flows from operating activities	£ 1,540	(674)
Net cash flows from investing activities	48,529	(5,890)
Net cash flows from financing activities	1,045	754
Effects of exchange rate changes on cash and cash equivalents	(477)	504
Net(decrease)/increase in cash and cash equivalents	50,637	(5,306)
Cash and cash equivalents at beginning of year	(86,912)	(91,129)
Cash and cash equivalents at end of year	(36,275)	(96,435)
RBSG plc
Consolidating financial information
Net cash flows from operating activities	273	2,245
Net cash flows from investing activities		(2,179)
Net cash flows from financing activities	(345)	(716)
Effects of exchange rate changes on cash and cash equivalents	(1)	(9)
Net(decrease)/increase in cash and cash equivalents	(73)	(659)
Cash and cash equivalents at beginning of year	245	1,195
Cash and cash equivalents at end of year	172	536
NWM Plc
Consolidating financial information
Net cash flows from operating activities	25,094	18,024
Net cash flows from investing activities	(617)	(1,781)
Net cash flows from financing activities	(1,082)	(4,032)
Effects of exchange rate changes on cash and cash equivalents	708	7
Net(decrease)/increase in cash and cash equivalents	24,103	12,218
Cash and cash equivalents at beginning of year	13,058	99,073
Cash and cash equivalents at end of year	37,161	111,291
Subsidiaries
Consolidating financial information
Net cash flows from operating activities	(17,109)	10,724
Net cash flows from investing activities	(51,681)	3,531
Net cash flows from financing activities	(1,925)	(820)
Effects of exchange rate changes on cash and cash equivalents	(192)	(566)
Net(decrease)/increase in cash and cash equivalents	(70,907)	12,869
Cash and cash equivalents at beginning of year	196,214	89,431
Cash and cash equivalents at end of year	£ 125,307	£ 102,300